Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	$ 63,700		$ 19,300		$ 5,500
Effect to net income included in investment income	61,338	[1]	18,590	[2]	5,996	[3]
Effect to net income included in interest credited to contract holder funds	(556)		(702)		283
Effect to net income included in contract benefits	2,900		1,400		(792)
Capital Gain
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	60,700		18,600		(1,700)
Investment Income
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	$ 606		$ 44		$ 7,700

[1]	The effect to net income totals $63.7 million and is reported in the Statements of Operations and Comprehensive Income as follows: $60.7 million in realized capital gains and losses, $606 thousand in net investment income, $(556) thousand in interest credited to contractholder funds and $2.9 million in contract benefits.
[2]	The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.
[3]	The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.